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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21785
                                   ------------------------------------

                                Black Pearl Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  125 South Market Street, Suite 1200       San Jose, California       95113
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)

                                 Kevin M. Landis

Firsthand Capital Management, Inc.  125 South Market Street   San Jose, CA 95113
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 294-2200
                                                     ----------------------

Date of fiscal year end:         December 31, 2006
                          ------------------------------------

Date of reporting period:        March 31, 2006
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
 SHARES    COMMON STOCKS - 98.4%                                       VALUE
--------------------------------------------------------------------------------
           CONSUMER DISCRETIONARY - 15.9%
    150    Apollo Group, Inc. - Class A (a)                        $     7,876
    330    IAC/InterActiveCorp (a)                                       9,725
    285    Lamar Advertising Co. (a)                                    14,997
    395    PetSmart, Inc.                                               11,115
    620    Pixar (a)                                                    39,767
    120    Sears Holdings Corp. (a)                                     15,869
                                                                   -----------
                                                                        99,349
                                                                   -----------
           HEALTH CARE - 2.3%
    405    Biomet, Inc.                                                 14,386
                                                                   -----------

           INFORMATION TECHNOLOGY - 70.9%
    430    Adobe Systems, Inc.                                          15,016
  1,700    Apple Computer, Inc. (a)                                    106,624
    190    Autodesk, Inc.                                                7,319
  1,015    BEA Systems, Inc. (a)                                        13,327
    560    Broadcom Corp. - Class A (a)                                 24,170
  1,055    Cadence Design Systems, Inc. (a)                             19,507
    260    CDW Corp.                                                    15,301
    725    Cisco Systems, Inc. (a)                                      15,711
    520    Citrix Systems, Inc. (a)                                     19,708
    255    Cognizant Technology Solutions Corp. (a)                     15,170
    500    EchoStar Communications - Class A (a)                        14,935
    225    Fiserv, Inc. (a)                                              9,574
     35    Google, Inc. (a)                                             13,650
    440    Network Appliance, Inc. (a)                                  15,853
    600    NVIDIA Corp. (a)                                             34,356
    615    Red Hat, Inc. (a)                                            17,208
    460    SanDisk Corp. (a)                                            26,459
  3,515    Sun Microsystems, Inc. (a)                                   18,032
  1,665    Tellabs, Inc. (a)                                            26,473
    455    Yahoo! Inc. (a)                                              14,678
                                                                   -----------
                                                                       443,071
                                                                   -----------
           TELECOMMUNICATIONS SERVICES - 9.3%
    460    NII Holdings, Inc. (a)                                       27,126
    562    NTL, Inc. (a)                                                16,360
    385    Telefonaktiebolaget LM Ericsson - Sponsored ADR              14,522
                                                                   -----------
                                                                        58,008
                                                                   -----------

           TOTAL COMMON STOCKS (Cost $550,487)                     $   614,814
                                                                   -----------

BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
 SHARES    MONEY MARKET SECURITIES - 1.7%                              VALUE
--------------------------------------------------------------------------------

 10,767    PNC Bank Money Market Account (Cost $10,767)            $    10,767
                                                                   -----------

           TOTAL INVESTMENTS AT VALUE -  100.1% (Cost $561,254 )   $   625,581

           LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                 (634)
                                                                   -----------

           TOTAL NET ASSETS - 100.0%                               $   624,947
                                                                   ===========

(a)  Non-income producing security.
ADR - American Depositary Receipt

 See accompanying notes to Portfolio of Investments

BLACK PEARL LONG SHORT FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
 SHARES    COMMON STOCKS - 102.2%                                      VALUE
--------------------------------------------------------------------------------
           CONSUMER DISCRETIONARY - 16.5%
    210    Apollo Group, Inc. - Class A (a) (b)                    $    11,027
    460    IAC/InterActiveCorp (a) (b)                                  13,556
    395    Lamar Advertising Co. (a) (b)                                20,785
    545    PetSmart, Inc. (b)                                           15,336
    860    Pixar (a) (b)                                                55,161
    170    Sears Holdings Corp. (a) (b)                                 22,481
                                                                   -----------
                                                                       138,346
                                                                   -----------
           HEALTH CARE - 2.4%
    560    Biomet, Inc. (b)                                             19,891
                                                                   -----------

           INFORMATION TECHNOLOGY - 73.7%
    600    Adobe Systems, Inc. (b)                                      20,952
  2,365    Apple Computer, Inc. (a) (b)                                148,333
    265    Autodesk, Inc. (b)                                           10,208
  1,410    BEA Systems, Inc. (a) (b)                                    18,513
    780    Broadcom Corp. - Class A (a) (b)                             33,665
  1,470    Cadence Design Systems, Inc. (a) (b)                         27,180
    360    CDW Corp. (b)                                                21,186
  1,005    Cisco Systems, Inc. (a) (b)                                  21,778
    725    Citrix Systems, Inc. (a) (b)                                 27,478
    355    Cognizant Technology Solutions Corp. (a) (b)                 21,119
    695    EchoStar Communications - Class A (a) (b)                    20,760
    315    Fiserv, Inc. (a) (b)                                         13,403
     50    Google, Inc. (a) (b)                                         19,500
    615    Network Appliance, Inc. (a) (b)                              22,158
    835    NVIDIA Corp. (a) (b)                                         47,812
    855    Red Hat, Inc. (a) (b)                                        23,923
    640    SanDisk Corp. (a) (b)                                        36,813
  4,885    Sun Microsystems, Inc. (a) (b)                               25,060
  2,315    Tellabs, Inc. (a) (b)                                        36,809
    635    Yahoo! Inc. (a) (b)                                          20,485
                                                                   -----------
                                                                       617,135
                                                                   -----------
           TELECOMMUNICATIONS SERVICES - 9.6%
    635    NII Holdings, Inc. (a) (b)                                   37,446
    775    NTL, Inc. (a) (b)                                            22,560
    535    Telefonaktiebolaget LM Ericsson - Sponsored ADR (b)          20,180
                                                                   -----------
                                                                        80,186
                                                                   -----------

           TOTAL COMMON STOCKS (Cost $802,181)                     $   855,558
                                                                   -----------

BLACK PEARL LONG SHORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
 SHARES    MONEY MARKET SECURITIES - 1.1%                              VALUE
--------------------------------------------------------------------------------

  8,936    PNC Bank Money Market Account (Cost $8,936)             $     8,936
                                                                   -----------

           TOTAL INVESTMENTS AT VALUE -  103.3% (Cost $811,117)    $   864,494

           LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3%)              (27,814)
                                                                   -----------

           TOTAL NET ASSETS - 100.0%                               $   836,680
                                                                   ===========

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

 ADR - American Depositary Receipt

 See accompanying notes to Portfolio of Investments

BLACK PEARL LONG SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
 SHARES    COMMON STOCKS - 84.2%                                       VALUE
--------------------------------------------------------------------------------
           CONSUMER DISCRETIONARY - 24.4%
    175    Monster Worldwide, Inc. (a)                             $     8,725
  2,290    Urban Outfitters, Inc. (a)                                   56,197
    970    Wynn Resorts Ltd. (a)                                        74,544
  2,910    XM Satellite Radio Holdings, Inc. (a)                        64,806
                                                                   -----------
                                                                       204,272
                                                                   -----------

           ENERGY - 8.9%
  2,335    Patterson-UTI Energy, Inc. (a)                               74,627
                                                                   -----------

           HEALTH CARE - 24.4%
  1,695    Celgene Corp. (a)                                            74,953
  1,035    Gilead Sciences, Inc. (a)                                    64,397
  1,765    MedImmune, Inc. (a)                                          64,564
                                                                   -----------
                                                                       203,914
                                                                   -----------
           INDUSTRIALS - 3.3%
    190    C.H. Robinson Worldwide, Inc.                                 9,327
    110    Expeditors International of Washington, Inc.                  9,503
    195    Fastenal Co.                                                  9,231
                                                                   -----------
                                                                        28,061
                                                                   -----------
           INFORMATION TECHNOLOGY - 23.2%
  2,220    Dell, Inc. (a)                                               66,067
  1,240    Electronic Arts, Inc. (a)                                    67,853
  2,360    Xilinx, Inc.                                                 60,086
                                                                   -----------
                                                                       194,006
                                                                    -----------

           TOTAL SECURITIES SOLD SHORT - 84.2%
            (Proceeds $680,935)                                    $   704,880
                                                                   ============

(a)  Non-income producing security.

 See accompanying notes to Portfolio of Investments.

BLACK PEARL FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


1.  SECURITIES VALUATION

The Black Pearl Funds' portfolio securities (including securities sold short) are valued as of the close of business of the regular session of the New York
Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. With regards to a fund's long positions, if a security is not traded on the valuation date, the security will be valued at its most recent bid price. In the case of a Fund's short positions, if a security is not traded that day, the security will be valued at its most recent ask price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price for long positions and most recent closing ask price for short positions as quoted by brokers that make markets in the securities) at the close of trading on the NYSE. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.


2.  SECURITY TRANSACTIONS


Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.  FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2006:

  ------------------------------------------------------------------------------------------
                                                        BLACK PEARL        BLACK PEARL LONG
                                                        FOCUS FUND            SHORT FUND
  ------------------------------------------------------------------------------------------
  Tax cost of portfolio investments (long positions)      $ 562,611             $ 813,875
  Tax cost of securities sold short                              -               (675,040)
                                                       --------------         --------------
  Tax cost of portfolio investments and securities
  sold short                                              $ 562,611             $ 138,835
                                                       ==============         ==============
  Gross tax unrealized appreciation                       $  68,352            $   88,054
  Gross tax unrealized depreciation                          (5,382)              (67,275)
                                                       --------------         --------------
  Net tax unrealized appreciation                         $  62,970            $   20,779
                                                       ==============         ==============

The difference between the federal income tax cost of portfolio investments and the cost as stated on the Portfolio of Investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Black Pearl Funds
             ----------------------------------------------------------



By (Signature and Title)*  /s/ Kevin M. Landis
                         ----------------------------------------------

                         Kevin M. Landis, President


Date          May 25, 2006
     -----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Kevin M. Landis
                           --------------------------------------------

                           Kevin M. Landis, President

Date          May 25, 2006
     -----------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           --------------------------------------------

                           Mark J. Seger, Treasurer

Date          May 25, 2006
     -----------------------------------




* Print the name and title of each signing officer under his or her signature.